Stock-based Compensation Plans - Stock Option Activity (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	1 Months Ended			12 Months Ended
	Feb. 28, 2019	Mar. 31, 2018	Feb. 28, 2018	Dec. 31, 2019
Total Options, Number of Options
Options outstanding, beginning balance (shares)				4,015
Granted (shares)				852
Exercised (shares)				(1,449)
Cancelled/Forfeited (shares)				0
Options outstanding, ending balance (shares)				3,418
Options vested, number of options (shares)				1,508
Total Options, Weighted Average Exercise Price
Options outstanding, beginning balance (CAD per share)				$ 37.73
Granted (CAD per share)				47.57
Exercised (CAD per share)				35.36
Options outstanding, ending balance (CAD per share)				41.18
Options vested, weighted average exercise price (CAD per share)				$ 37.69
Non-vested Options, Number of Options
Options outstanding, beginning balance (shares)				1,771
Granted (shares)				852
Vested (shares)				(713)
Cancelled/Forfeited (shares)				0
Options outstanding, ending balance (shares)				1,910
Non-vested Options, Weighted Average Grant Date Fair Value
Options outstanding, beginning balance (CAD per share)				$ 3.10
Granted (CAD per share)				3.70
Vested (CAD per share)				2.92
Options outstanding, ending balance (CAD per share)				$ 3.43
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense				$ 7
Weighted average remaining term of vested options				6 years
Aggregate intrinsic value				$ 24
Options
Total Options, Number of Options
Granted (shares)	852	40	722
Total Options, Weighted Average Exercise Price
Granted (CAD per share)	$ 47.57	$ 42.00	$ 41.27
Non-vested Options, Number of Options
Granted (shares)	852	40	722
Non-vested Options, Weighted Average Grant Date Fair Value
Granted (CAD per share)	$ 3.70	$ 4.08	$ 3.43
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining weighted average period to recognize compensation expense (years)				3 years